Income Taxes - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Business Acquisition [Line Items]
Provisional reduction of income taxes					$ 607,919
Reduction of deferred tax liability due to lower income tax rate					560,198
Effect of the implementation of the territorial tax system and remeasurement of deferred tax liabilities					47,721
Provisional reduction of income taxes		$ 668,779	$ (250,904)	[1]	300,178	[1]	$ (462,530)	[1]
Valuation reserves for other deferred tax assets		44,101	73,543		44,101		17,292
Income tax benefit related to foreign derived intangible income			8,590
Income tax expense related to Global Intangible Low Taxed Income			5,515
Unrecognized tax benefits recorded as a part of the Valspar acquisition			12,396		18,928
Unrecognized tax benefits adjusted		49,520	82,960		49,520		27,686
Amount of unrecognized tax benefits where significant change is reasonably possible			14,509
Income tax interest and penalties			4,899		(790)		1,410
Accrued income tax interest and penalties		$ 14,592	24,757		14,592		$ 9,275
Change in Inventory Accounting Principle
Business Acquisition [Line Items]
Provisional reduction of income taxes					7,853
Provisional reduction of income taxes					$ 14,595
2010, 2011 and 2012 Tax Years
Business Acquisition [Line Items]
Tax and interest receivable related to refund claims			5,000
Domestic
Business Acquisition [Line Items]
Net operating loss carryforward			23,210
Foreign
Business Acquisition [Line Items]
Net operating loss carryforward			340,007
Foreign tax credits			18,781
Valspar
Business Acquisition [Line Items]
Provisional reduction of income taxes	$ 27,455
Valspar | 2014 Tax Year
Business Acquisition [Line Items]
Tax and interest receivable related to refund claims			$ 5,426

[1]	The year ended December 31, 2017 has been adjusted for an inventory accounting change.